Employee Benefits - Schedule of expense recognized in Compensation and benefit in the Consolidated Statements of Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expense recognized for defined contribution savings plans	$ 164	$ 168	$ 173
U.S.
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expense recognized for defined contribution savings plans	98	98	105
U.K.
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expense recognized for defined contribution savings plans	41	45	43
Netherlands and Canada
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expense recognized for defined contribution savings plans	$ 25	$ 25	$ 25